REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios
Our actual capital amounts and ratios at December 31 follow:

			Minimum for		Minimum for
			Adequately Capitalized		Well-Capitalized
	Actual		Institutions		Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2014
Total capital to risk-weighted assets
Consolidated	$265,163	18.06%	$117,427	8.00%	NA	NA
Independent Bank	247,883	16.90	117,374	8.00	146,718	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$246,628	16.80%	$58,714	4.00%	NA	NA
Independent Bank	229,361	15.63	58,687	4.00	88,031	6.00%

Tier 1 capital to average assets
Consolidated	$246,628	11.18%	$88,206	4.00%	NA	NA
Independent Bank	229,361	10.46	87,687	4.00	109,609	5.00%

2013
Total capital to risk-weighted assets
Consolidated	$245,284	17.35%	$113,086	8.00%	NA	NA
Independent Bank	234,078	16.57	113,013	8.00	$141,267	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$227,338	16.08%	$56,543	4.00%	NA	NA
Independent Bank	216,146	15.30	56,507	4.00	$84,760	6.00%

Tier 1 capital to average assets
Consolidated	$227,338	10.61%	$85,729	4.00%	NA	NA
Independent Bank	216,146	10.09	85,681	4.00	$107,101	5.00%

NA - Not applicable

Components of regulatory capital

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2014	2013	2014	2013
	(In thousands)
Total shareholders' equity	$250,371	$231,581	$257,832	$250,306
Add (deduct)
Qualifying trust preferred securities	34,500	39,500	-	-
Accumulated other comprehensive loss	5,636	9,245	5,636	9,245
Intangible assets	(2,627)	(3,163)	(2,627)	(3,163)
Disallowed deferred tax assets	(40,500)	(49,609)	(30,728)	(40,026)
Disallowed capitalized mortgage loan servicing rights	(752)	(216)	(752)	(216)
Tier 1 capital	246,628	227,338	229,361	216,146
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	18,535	17,946	18,522	17,932
Total risk-based capital	$265,163	$245,284	$247,883	$234,078